                                                                  JOHN B. TOWERS
                                                                  COUNSEL

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                September 8, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Life and Annuity Company of Connecticut
     MetLife of CT Separate Account TM II for Variable Annuities
     File No. 811-08479

Commissioners:

Semi-Annual Reports dated June 30, 2008 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account TM II for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

MetLife of CT Separate Account TM II for Variable Annuities
File No. 811-08479
Page 2

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Wells Fargo Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001081402, File No. 811-09255.

                                        Sincerely,


                                        /s/ John B. Towers
                                        John B. Towers
                                        Counsel
                                        Metropolitan Life Insurance Company